Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Summary of assumptions used for grant date fair value under binomial tree option pricing model

The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Fair value per option granted (US$)	0.81	-	0.76
Risk-free interest rates	3.80%	-	1.83%
Expected volatility	55.10%	-	61.10%
Expected dividend yield	0.00%	-	0.00%

Schedule of share-based compensation expenses by function

The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenues	251	65	—	—
Research and development	(703)	1,115	1,260	180
Selling and marketing	104	(1,232)	56	8
General and administrative	8,372	10,075	7,853	1,123
Total	8,024	10,023	9,169	1,311

Schedule of share-based compensation expense by function

Total share-based compensation expenses recorded by the Group are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenues	370	81	16	2
Research and development	580	1,924	1,193	171
Selling and marketing	509	(662)	773	111
General and administrative	32,095	24,758	17,858	2,554
Total	33,554	26,101	19,840	2,838

2023 Incentive Plan [Member]
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2023 Incentive Plan for the years ended December 31, 2024 and 2025:

	Number of Shares	Weighted average grant date fair value (US$)
Outstanding at January 1, 2023	-	-
Granted	103,270,550	0.05
Vested	(36,941,200)	0.05
Forfeited	-	-
Unvested at December 31, 2023	66,329,350	0.04
Granted	-	-
Vested	(9,472,450)	0.05
Forfeited	(1,710,900)	0.05
Unvested at December 31, 2024	55,146,000	0.05
Granted	-	-
Vested	(24,257,650)	0.05
Forfeited	-	-
Unvested at December 31, 2025	30,888,350	0.05

2014 Restricted Share Plan
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2023, 2024 and 2025, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2023	4,028,550	0.14
Granted	31,580,058	0.04
Vested	(6,629,200)	0.06
Forfeited	(2,993,700)	0.05
Unvested at December 31, 2023	25,985,708	0.05
Granted	30,808,300	0.09
Vested	(10,016,440)	0.06
Forfeited	(14,183,788)	0.05
Unvested at December 31, 2024	32,593,780	0.08
Granted	2,540,800	0.14
Vested	(10,964,214)	0.08
Forfeited	(3,868,698)	0.05
Unvested at December 31, 2025	20,301,668	0.10

2013 Incentive Scheme
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2023, 2024 and 2025, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Outstanding at January 1, 2023	5,086,990	0.17
Granted	641,412	0.05
Vested	(1,038,123)	0.27
Forfeited	(975,867)	0.13
Unvested at December 31, 2023	3,714,412	0.12
Granted	-	-
Vested	(2,128,853)	0.12
Forfeited	(209,499)	0.17
Unvested at December 31, 2024	1,376,060	0.12
Granted	-	-
Vested	(922,354)	0.15
Forfeited	(133,000)	0.17
Unvested at December 31, 2025	320,706	0.05

2011 Share Award Scheme
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2023, 2024 and 2025, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2023	87,175	0.26
Granted	-	-
Vested	(87,175)	0.26
Forfeited	-	-
Unvested at December 31, 2023	-	-
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested at December 31, 2024	-	-
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested at December 31, 2025	-	-

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2025, all of the restricted shares awarded have been vested. The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2023, 2024 and 2025 were RMB23, nil and nil, respectively.